SCHEDULE OF COMPONENTS OF ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Payroll and benefits related expenses	$ 1,509	$ 1,189	$ 1,803
Collaboration and research agreements expenses	128	217	404
Professional services	371	951	556
Other accrued liabilities	486	506	639
Total accrued liabilities	$ 2,494	$ 2,863	$ 3,402